Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

The principal related party balances as of June 30, 2025 and December 31, 2024 are nil.

The principal related party transactions for the six months ended June 30, 2025 and 2024 are as follows:

Related party transactions:

		For the six months ended June 30,
Nature		2025	2024
		(Unaudited)	(Unaudited)
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$-	$431,193
Guardforce Aviation Security Company Limited	(b)	-	925
		$-	$432,118

Service/ Products delivered to related parties:
Shenzhen Kewei Robot Technology Co., Limited	(c)	$-	$4,652

Nature of transactions:

(a)	Guardforce Security (Thailand) Company Limited provided security guard services to the Company;

(b)	Guardforce Aviation Security Company Limited provided escort services to the Company;

(c)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.